Post Employment Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Post Employment Obligations [Line Items]
Total post-employment obligations, net	$ 58,951,586	$ 75,538,265	$ 66,163,490
Employee severance indemnities
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	39,469,461	50,011,279
Complementary Pension
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	14,349,089	18,896,906
Health Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	2,459,163	3,145,989
Energy Supply Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	$ 2,673,873	$ 3,484,091